Condensed Schedule of Investments	12 Months Ended
	Dec. 31, 2016 USD ($) Contracts	Dec. 31, 2017 USD ($) Contracts
Forward Contracts [Member]
Schedule of Investments [Line Items]
Total unrealized appreciation on open forward contracts	$ 3,216,237	$ 3,276,785
Unrealized Depreciation on Open Forward Contracts	(3,073,833)	(1,985,045)
Net unrealized appreciation (depreciation) on open contracts	$ 142,404	$ 1,291,740
% of Partners' Capital	0.11%	1.14%
% of Partners' Capital, Unrealized Appreciation	2.47%	2.90%
% of Partners' Capital, Unrealized Depreciation	2.36%	(1.76%)
Forward Contracts [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Total unrealized appreciation on open forward contracts	$ 329,971	$ 1,760,347
Unrealized Depreciation on Open Forward Contracts	$ (808,016)	$ (303,656)
% of Partners' Capital, Unrealized Appreciation	0.25%	1.56%
% of Partners' Capital, Unrealized Depreciation	0.62%	(0.27%)
Forward Contracts [Member] | Commodity [Member] | Total Unrealized Depreciation on Open Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	249	42
Forward Contracts [Member] | Commodity [Member] | Total Unrealized Appreciation on Open Contracts [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	175	348
Forward Contracts [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Notional Amount	$ 168,289,643	$ 160,901,250
Total unrealized appreciation on open forward contracts	2,886,266	1,516,438
Notional Amount	112,192,404	151,404,641
Unrealized Depreciation on Open Forward Contracts	$ (2,265,817)	$ (1,681,389)
% of Partners' Capital, Unrealized Appreciation	2.22%	1.34%
% of Partners' Capital, Unrealized Depreciation	1.74%	(1.49%)
Futures Contracts [Member]
Schedule of Investments [Line Items]
Total unrealized appreciation on open forward contracts	$ 4,631,978	$ 6,470,501
Unrealized Depreciation on Open Forward Contracts	(1,950,039)	(1,945,563)
Net unrealized appreciation (depreciation) on open contracts	$ 2,681,939	$ 4,524,938
% of Partners' Capital	2.06%	4.01%
Futures Contracts [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Total unrealized appreciation on open forward contracts	$ 1,806,267	$ 3,582,239
Unrealized Depreciation on Open Forward Contracts	(961,741)	(538,303)
Futures Contracts [Member] | Equity [Member]
Schedule of Investments [Line Items]
Total unrealized appreciation on open forward contracts	1,364,057	1,462,121
Unrealized Depreciation on Open Forward Contracts	(713,988)	(436,625)
Futures Contracts [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Total unrealized appreciation on open forward contracts	74,032	76,914
Unrealized Depreciation on Open Forward Contracts	(8,214)	(11,984)
Futures Contracts [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Total unrealized appreciation on open forward contracts	1,387,622	1,349,227
Unrealized Depreciation on Open Forward Contracts	(266,096)	(958,651)
Futures Contracts [Member] | Contracts Purchased [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts	$ 1,579,836	$ 3,509,481
% of Partners' Capital	1.21%	3.11%
Futures Contracts [Member] | Contracts Purchased [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	1,173	767
Net unrealized appreciation (depreciation) on open contracts	$ 24,761	$ 2,924,247
% of Partners' Capital	0.02%	2.59%
Futures Contracts [Member] | Contracts Purchased [Member] | Equity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	1,723	1,110
Net unrealized appreciation (depreciation) on open contracts	$ 740,530	$ 1,012,530
% of Partners' Capital	0.56%	0.90%
Futures Contracts [Member] | Contracts Purchased [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	111	6
Net unrealized appreciation (depreciation) on open contracts	$ 62,192	$ 10,640
% of Partners' Capital	0.05%	0.01%
Futures Contracts [Member] | Contracts Purchased [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	1,577	2,059
Net unrealized appreciation (depreciation) on open contracts	$ 752,353	$ (437,936)
% of Partners' Capital	0.58%	(0.39%)
Futures Contracts [Member] | Contracts Sold [Member]
Schedule of Investments [Line Items]
Net unrealized appreciation (depreciation) on open contracts	$ 1,102,103	$ 1,015,457
% of Partners' Capital	0.85%	0.90%
Futures Contracts [Member] | Contracts Sold [Member] | Commodity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	801	1,057
Net unrealized appreciation (depreciation) on open contracts	$ 819,765	$ 119,689
% of Partners' Capital	0.63%	0.11%
Futures Contracts [Member] | Contracts Sold [Member] | Equity [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	147	169
Net unrealized appreciation (depreciation) on open contracts	$ (90,461)	$ 12,966
% of Partners' Capital	(0.06%)	0.01%
Futures Contracts [Member] | Contracts Sold [Member] | Currencies [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	15	71
Net unrealized appreciation (depreciation) on open contracts	$ 3,626	$ 54,290
% of Partners' Capital	0.00%	0.05%
Futures Contracts [Member] | Contracts Sold [Member] | Interest Rates [Member]
Schedule of Investments [Line Items]
Number of Contracts | Contracts	3,074	2,831
Net unrealized appreciation (depreciation) on open contracts	$ 369,173	$ 828,512
% of Partners' Capital	0.28%	0.73%
U.S. Treasury Bills [Member]
Schedule of Investments [Line Items]
Investment, Fair Value	$ 74,963,484
U.S. Treasury Bills [Member] | U.S. Treasury Bills, 0.43% [Member]
Schedule of Investments [Line Items]
Investment, Face amount	$ 75,000,000
Investment, Maturity Date	Feb. 09, 2017
Investment, Fair Value	$ 74,963,484
% of Partners' Capital	57.62%